Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (74)	$ 67	$ 48	$ 153	$ 258	$ 312	$ 149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)	(10)	(8)	(26)	(34)	(13)	30
Deferred (loss) gain on derivative financial instruments	(23)	(3)	(20)	(9)	(11)	3	0
Minimum pension liability					(5)	1	7
Other comprehensive (loss) income, net of tax	(38)	(13)	(28)	(35)	(50)	(9)	37
Total comprehensive (loss) income	(112)	54	20	118	208	303	186
Less: Income attributable to noncontrolling interest	0	0	(2)	0	(2)	(5)	(6)
Comprehensive (loss) income attributable to Warner Music Group Corp.	$ (112)	$ 54	$ 18	$ 118	$ 206	$ 298	$ 180